Segment Information - Summary Of Company's Adjusted EBITDA (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Segment Reporting, Revenue Reconciling Item [Line Items]
Adjusted Earnings Before Interest Tax Depreciation And Amortization	$ 17,968	$ 12,191	$ 39,381	$ 28,559
Radiology [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Adjusted Earnings Before Interest Tax Depreciation And Amortization	16,572		42,495
Oncology [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Adjusted Earnings Before Interest Tax Depreciation And Amortization	4,899		4,899
Corporate Segment [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Adjusted Earnings Before Interest Tax Depreciation And Amortization	$ (3,503)		$ (8,013)